LOANS - Nonaccrual, Restructured and Impaired Loans (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Financing Receivable, Troubled Debt Restructuring [Line Items]
Financing Receivable, Nonaccrual, With Allowance	$ 25,919
Financing Receivable, Nonaccrual, No Allowance	54,833
Nonaccrual loans	80,752	$ 48,165	$ 70,700
Restructured loans - accrual status	7,100	11,400	16,100
Total nonpeforming loans		59,600
Interest income effect
Gross amount of interest that would have been recorded under original terms	5,892	5,813	4,656
Interest included in income
Nonaccrual loans	1,636	1,042	715
Restructured loans	426	801	642
Impaired Financing Receivable, Interest Income, Accrual Method	2,062	1,843	1,357
Loans and Leases Receivable, Impaired, Interest Lost on Nonaccrual Loans	3,830	3,970	3,299
Loans and Leases Receivable-Nonaccrual, future commitment to lend	0	3	200
Restructured loans - nonaccrual status	14,700	18,500	22,400
Commercial & industrial
Financing Receivable, Troubled Debt Restructuring [Line Items]
Financing Receivable, Nonaccrual, With Allowance	18,711
Financing Receivable, Nonaccrual, No Allowance	10,519
Nonaccrual loans	29,230	24,346	30,925
Total nonpeforming loans		27,480
Interest included in income
Impaired Financing Receivable, Interest Income, Accrual Method		1,013	404
Lease financing
Financing Receivable, Troubled Debt Restructuring [Line Items]
Financing Receivable, Nonaccrual, With Allowance	0
Financing Receivable, Nonaccrual, No Allowance	0
Nonaccrual loans	0	223	22
Total nonpeforming loans		223
Interest included in income
Impaired Financing Receivable, Interest Income, Accrual Method		0	0
Construction real estate
Financing Receivable, Troubled Debt Restructuring [Line Items]
Financing Receivable, Nonaccrual, With Allowance	0
Financing Receivable, Nonaccrual, No Allowance	0
Nonaccrual loans	0	0	9
Total nonpeforming loans		0
Interest included in income
Impaired Financing Receivable, Interest Income, Accrual Method		0	2
Commercial real estate
Financing Receivable, Troubled Debt Restructuring [Line Items]
Financing Receivable, Nonaccrual, With Allowance	6,957
Financing Receivable, Nonaccrual, No Allowance	27,725
Nonaccrual loans	34,682	7,295	20,500
Total nonpeforming loans		10,831
Interest included in income
Impaired Financing Receivable, Interest Income, Accrual Method		388	508
Residential real estate
Financing Receivable, Troubled Debt Restructuring [Line Items]
Financing Receivable, Nonaccrual, With Allowance	251
Financing Receivable, Nonaccrual, No Allowance	11,350
Nonaccrual loans	11,601	10,892	13,495
Total nonpeforming loans		15,162
Interest included in income
Impaired Financing Receivable, Interest Income, Accrual Method		319	324
Home equity
Financing Receivable, Troubled Debt Restructuring [Line Items]
Financing Receivable, Nonaccrual, With Allowance	0
Financing Receivable, Nonaccrual, No Allowance	5,076
Nonaccrual loans	5,076	5,242	5,580
Total nonpeforming loans		5,700
Interest included in income
Impaired Financing Receivable, Interest Income, Accrual Method		121	117
Installment
Financing Receivable, Troubled Debt Restructuring [Line Items]
Financing Receivable, Nonaccrual, With Allowance	0
Financing Receivable, Nonaccrual, No Allowance	163
Nonaccrual loans	$ 163	167	169
Total nonpeforming loans		204
Interest included in income
Impaired Financing Receivable, Interest Income, Accrual Method		$ 2	$ 2